CORPORATE ADMINISTRATIVE COSTS (Tables)	12 Months Ended
Dec. 31, 2018
CORPORATE ADMINISTRATIVE COSTS
Schedule of corporate administrative costs

	For the year ended
	December 31,	December 31,
	2018	2017

Salaries and benefits	$6,026	$9,710
Share-based compensation	4,140	4,846
Office	1,580	1,020
Investor relations	1,318	1,064
Professional fees	1,085	801
Insurance	774	507
Listing and filing fees	390	381
Travel and accommodation	349	347
Depreciation	126	140
	$15,788	$18,816